Other notes to the unaudited Condensed Consolidated Interim Financial Statements	6 Months Ended
Jun. 30, 2021
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Other notes to the unaudited Condensed Consolidated Interim Financial Statements	Other notes to the unaudited Condensed Consolidated Interim Financial Statements
Consolidated Statement of Income

Interest and other income

Quarters			$ million	Half year
Q2 2021	Q1 2021	Q2 2020		2021	2020
134	2,455	148	Interest and other income	2,590	224
			of which:
95	134	158	Interest income	230	357
34	1	14	Dividend income (from investments in equity securities)	35	16
(55)	2,073	128	Net gains on sales and revaluation of non-current assets and businesses	2,018	21
4	85	(124)	Net foreign exchange (losses)/gains on financing activities	90	(206)
56	161	(27)	Other	217	36

Depreciation, depletion and amortisation

Quarters			$ million	Half year
Q2 2021	Q1 2021	Q2 2020		2021	2020
8,223	5,896	28,089	Depreciation, depletion and amortisation	14,119	35,182
Depreciation, depletion and amortisation in Q2 2021 includes $2,333 million pre-tax (Q1 2021:$84 million; Q2 2020:$21,780 million) of impairments mainly related to two refineries in the USA within Oil Products classified as held for sale ($1,207 million), one site in the USA within Chemicals classified as held for sale ($177 million) and an exploration and evaluation asset within Integrated Gas ($600 million).

Taxation charge/(credit)

Quarters			$ million	Half year
Q2 2021	Q1 2021	Q2 2020		2021	2020
571	2,453	(5,806)	Taxation charge/(credit)	3,024	(5,160)

The taxation charge for Q2 2021 includes a one-off release of a tax provision in Nigeria of $628 million.
Condensed Consolidated Balance Sheet
Retirement benefits

$ million
	June 30, 2021	December 31, 2020
Non-current assets
Retirement benefits	7,941	2,474
Non-current liabilities
Retirement benefits¹	12,435	15,605
Deficit	4,494	13,131
1.As from January 1, 2021 the 'Retirement benefits' liability has been classified under non-current liabilities (previously partly presented within current liabilities). Prior period comparatives have been revised by $437 million to conform with current year presentation.

The decrease in the net retirement benefit liability is mainly driven by an increase of the market yield on high-quality corporate bonds in the USA, the UK and Eurozone and positive returns on plan assets, partly offset by an increase in expected inflation in the UK and Eurozone. Amounts recognised in the balance sheet in relation to defined benefit plans include both plan assets and obligations that are presented on a net basis on a plan-by-plan basis.

Income taxes payable

$ million
	June 30, 2021	December 31, 2020
Income taxes payable	2,837	3,111

As from January 1, 2021 taxes payable not related to income tax are presented within 'Trade and other payables' (previously within 'Taxes payable') and 'Taxes payable' has been renamed into 'Income taxes payable'. Prior period comparatives have been revised by $2,895 million to conform with current year presentation.